Noncontrolling Interests (Tables)	3 Months Ended
Mar. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests

The following table sets forth the redeemable noncontrolling interests in the OP (reflecting the OP’s consolidation of the Sub OPs) for the three months ended March 31, 2020 (in thousands):

Redeemable noncontrolling interests in the OP, December 31, 2019	$—

Net loss attributable to redeemable noncontrolling interests in the OP	(16,515)

Contributions from redeemable noncontrolling interests in the OP	251,929

Distributions to redeemable noncontrolling interests in the OP	(2,019)

Redeemable noncontrolling interests in the OP, March 31, 2020	$233,395